Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity
18.	Equity

(i)
As at December 31, 2018, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2017: 500 million common shares).

(ii)
During the year ended December 31, 2018, 8,984,626 common shares were repurchased at a total cost of US$19,846,720.

(iii)
During the year ended December 31, 2018, the Company distributed quarterly dividends of US$0.05 per common share to common shareholders amounting to a total of US$25,739,147.

All other equity transactions have been disclosed in Note 17.